Consolidated Balance sheets (Unaudited) (Parenthetical) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Loans payable, net discount	$ 0	$ 0
Convertible notes, net discount	$ 138,836	$ 126,839
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	94,572,767	94,572,767
Common stock, shares outstanding	94,572,767	94,572,767
Common stock share to be issued	46,667	46,667